Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of transactions with related party

Years ended December 31:	2021	2020	2019
Fee income	$1	$9	$10
Interest income	—	86	31
Dividends received	198	—	—
Royalty expenses	(700)	(660)	(210)
Credit losses on corporate guarantees	—	—	(3,134)	*
Reversal of (expense of) ECL allowance, net	—	15	(16)
Fee expenses	—	(80)	—
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(1,007)	(276)	(811)

* The provision for credit losses was reversed during the year ended December 31, 2020

Schedule of key management personnel

Years ended December 31:	2021		2020		2019
Short-term employee benefits	$1,288	*	$1,413	*	$1,451	**
Post-employment benefits	80		—		—
Directors' fees	659		579		531
Share-based compensation***	1,087		—		—
Total	$3,114		$1,992		$1,982

*    Net of salary and expenses.

**  Included the net pay and expenses.

***Amounts computed based on fair values using the Black-Scholes-Merton formula. (See Note 19).